Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Summary of significant accounting policies

2.            Summary of significant accounting policies

(a)          Basis of presentation and use of estimates

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results could differ materially from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses, valuation allowance of deferred tax assets, impairment assessment of goodwill and impairment assessment of long-lived assets.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(b)          Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE for which the Company is the primary beneficiary and its subsidiaries. All transactions and balances among the Company, its subsidiaries, the VIE and VIE’s subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one-half of the voting power, or has the power to appoint or remove the majority of the members of the board of directors to cast majority of votes at meetings of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Group consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

2.            Summary of significant accounting policies (Continued)

(b)          Consolidation (Continued)

In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

Management has evaluated the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders and concluded that Giganology Shenzhen receives all of the economic benefits and absorbs all of the expected losses from Shenzhen Xunlei and has the power to direct the aforementioned activities that are significant to Shenzhen Xunlei’s economic performance, and is the primary beneficiary of Shenzhen Xunlei. Therefore, Shenzhen Xunlei and its subsidiaries’ results of operation, assets and liabilities have been included in the Group’s consolidated financial statements. Management monitors the regulatory risk associated with these contractual arrangements.

Non-controlling interests represent the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Group is presented on the face of the consolidated statements of comprehensive income as an allocation of the total income or loss for the year between non-controlling shareholders and the shareholders of the Company.

(c)          Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to generate economic benefit as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related costs are expensed as incurred.

(d)          Foreign currency translation

The Company’s reporting and functional currency is the United States Dollar (‘‘USD’’). The functional currency of other subsidiaries, the VIE and VIE’s subsidiaries located in the Mainland China is the Renminbi (‘‘RMB’’), and the functional currency of other subsidiaries located outside the Mainland China is the USD. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the applicable exchange rates prevailing at the balance sheet date. The resulting exchange gains and losses from foreign currency transactions are included in “Other income, net” within the consolidated statements of comprehensive income.

The Company uses the monthly average exchange rate for the year and the exchange rates at the balance sheet date to translate the operating results and financial position, respectively, of its subsidiaries whose functional currency is other than the USD. The resulting translation differences are recorded in cumulated translation adjustments, a component of shareholders’ equity.

The exchange rate used is based on the rates released by Chinese State Administration of Foreign Exchange.

2.            Summary of significant accounting policies (Continued)

(e)          Cash and cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash represented the cash balance on deposit as required by the court for ongoing litigations as of December 31, 2024.

(f)           Short-term investments

Short-term investments include deposits placed with banks with original maturities of more than three months but within one year and investments in wealth management products.

Wealth management products are certain deposits with variable interest rates or principal not guaranteed with certain financial institutions. In accordance with ASC 825 Financial Instruments, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. Interest generated from short term investments are recorded when interest payments are received at the maturity date. It is recorded as “Other income, net” on the consolidated statements of comprehensive income and measured based on the actual amount of interest the Group received.

(g)          Allowance for expected credit losses

The current expected credit losses methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses. The Group’s accounts receivable, due from related parties and other current assets (including other receivables) and other non-current assets (including other long-term receivables) are within the scope of ASC Topic 326.

Accounts receivable consist primarily of receivables from cloud computing customers, third-party payment channels and advertising customers. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools and assessed on a pool basis. The credit loss assessment for each pool was mainly based on past collection experience, consideration of current and future economic conditions and changes in the Group’s collection trends. Other key factors that influence the expected credit loss analysis include credit rating, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered.

(h)           Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using actual cost on a weighted average basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization.

2.            Summary of significant accounting policies (Continued)

(i)           Long-term investments

The Group holds investments in privately held companies. The Group measures long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group has elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management evaluates the impairment of long-term equity investments at the end of each reporting period based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognised in earnings when the evaluation indicates that the investment is impaired, and the fair value is less than the carrying amount. The impairment amount equals the difference between the carrying amount and its fair value, and the fair value becomes the new cost basis of investment.

(j)          Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the asset at the end of the estimated useful life as a percentage of the original cost. If the Group commits to a plan to abandon a long-lived asset before the end of its previous estimated useful life, depreciation shall be revised to reflect a shortened useful life.

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Repair and maintenance costs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized. Upon sale or disposal, gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income, the cost and related accumulated depreciation are removed from the consolidated balance sheets.

2.            Summary of significant accounting policies (Continued)

(k)           Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries, the VIE and VIE’s subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment.

The Group’s goodwill was attributable to the Company as a whole. The Group applies the quantitative assessment for the impairment test of goodwill as of December 31, 2023 and 2024. The impairment test for goodwill determines the fair value of the Company, and compares it to the carrying value of the related net assets, including goodwill. The fair value of the Company was estimated by management using a discounted cash flow (“DCF”) model derived from the long-term cash flow projections, which included significant judgements and assumptions relating to revenue forecast, operating margins, the discount rate that reflects market assessments of the time value and the specific risks relating to the Company, and cash flows beyond the five-year period are extrapolated using a terminal growth rate. A reconciliation to market capitalization based on the public trading price of the Company’s equity securities was performed to analyze the reasonableness of the DCF-based fair value estimate.

(l)         Intangible assets

Intangible assets are carried at cost less accumulated amortization with no residual value and impairment loss, if any. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The Group determines the fair value using the appropriate approach which requires management to make significant estimates and assumptions. The acquired intangible assets are recognized and measured at fair value.

Amortization of intangible assets is computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Technology	5 years
Land use rights	30 years
Audio-visual license	9 years
Acquired computer software	5 years

Land use rights represent lease prepayments to the local government authorities, which were identified as operating lease assets upon adoption of ASC 842 on January 1, 2019.

2.            Summary of significant accounting policies (Continued)

(m)          Impairment of long-lived assets

Long - lived assets include property, plant and equipment, definite lived intangible assets and operating lease assets. The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to be received from use of the assets and their eventual disposition at the lowest level of identifiable cash flows. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. If the Group identifies an impairment, the carrying value of the asset will be reduced to its estimated fair value based on a DCF approach or, when available and appropriate, to comparable market values.

(n)          Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. In regard to legal cost, the Group recorded such costs as incurred.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(o)          Operating leases

(i)           The Group as a lessee

Lessees are required to recognize an operating lease asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet under ASC Topic 842.

Lessees shall follow the requirements to classify most leases as either financing or operating using principles similar to previous lease accounting. In the statement of comprehensive income, a lessee shall present both of the following: a) for finance leases, the interest expense on the lease liability and amortization of the operating lease asset are not required to be presented as separate line items and shall be presented in a manner consistent with how the entity presents other interest expense and depreciation or amortization of similar assets, respectively; b) for operating leases, lease expense shall be included in the lessee’s income from operations.

The Group have elected the short-term lease exemption for all leases with a lease term of 12 months. Payments associated with short-term leases are recognized on a straight-line basis as an expense in profit or loss.

The standard also requires a lessee to recognize a single lease cost related to operating lease, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis.

The Group assesses, at contract inception, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

In determining the appropriate discount rate to use in calculating the present value of contractual lease payments, management regularly evaluates the lessee’s incremental borrowing rate, as the rate implicit in the lease cannot be readily determined.

2.            Summary of significant accounting policies (Continued)

(o)          Operating leases (Continued)

(ii)          The Group as a lessor

The Group leases office to third-parties. The arrangements are in the nature of operating lease which is neither a sales-type nor direct-financing lease. As such, the underlying assets remain on the Group’s balance sheet at their carrying value and continue to depreciate based on the estimated useful life. Rental income is recognized on a straight-line basis over the rental period. The Group records an unbilled rent receivable, which is the amount by which straight-line rental income exceeds rents currently billed in accordance with the lease.

(p)          Revenue recognition

Revenue is recognized when or as the control of the services or goods is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the services and goods may be transferred over time or at a point in time.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Contract costs include incremental costs of obtaining a contract and costs to fulfil a contract.

The Group generates revenues from various streams. Net revenues presented in the consolidated statements of comprehensive income represent revenues from service and product sales net off sales discount, value-added tax and related surcharges.

(I)            Subscription revenues

The Group operates a VIP membership program where VIP members can have access to high - speed online acceleration services, online streaming and other access privileges. The membership fee is time-based and is collected up-front from subscribers. The terms of time-based subscriptions range from one month to twelve months, with the subscribers having the option to renew the contract. The receipt of subscription fee is initially recorded as contract liabilities. The Group satisfies its various performance obligations by providing services throughout the subscription period and revenue is recognized rateably over the period of subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as a long-term liability. The Group evaluated whether it acts as a principal or an agent in these transactions. The Group concluded it is the principal and accordingly presents revenue on a gross basis, as it controls the specified services before they are transferred to customers, establishes prices, bears credit risk, and is primarily responsible for fulfilling the performance obligations. Service fees levied by online system and mobile payment channels (‘‘Payment handling charges’’) are recorded as the cost of revenues in the same period as the revenue for the membership fee is recognized.

(II)         Live streaming revenues

The Group operates certain live streaming platforms where users can access the platform, view the live streaming content provided by performers, and purchase virtual gifts which they can grant to performers in the live streaming platform to show support for their favorite performers. Xunlei is the principal in the provision of the live streaming content and experience, which is considered as the performance obligation of the Group. The Group recognizes revenue from sales of virtual gifts to the viewers when the relevant virtual gifts are presented to the performers or over the duration of stated period of the time-based item. The Group does not have further obligations to the viewers after the virtual gifts are consumed immediately or after the stated period for time-based items, although the Group will continue to provide the live streaming content to the viewers in order to continue to generate sales of virtual gifts.

(III)         Cloud computing revenues

On a monthly basis, the Group records the bandwidth it delivers and recognizes revenue from customers under contractual rates applied (price per Gigabyte (“GB”) of bandwidth multiplies total GBs of bandwidth per month).

2.            Summary of significant accounting policies (Continued)

(p)          Revenue recognition (Continued)

(IV)        Other internet value-added services revenues

(i)           Advertising revenues

Beijing Itui Online Network Technology Co., Ltd. (“Itui Online”), a company controlled by the Company’s principal shareholder has been handling a majority of the Group’s advertising resources since May 2020, including negotiation and entering into contract with advertisers, matching the requirements of advertisers and dispatching the advertising content to Xunlei’s platforms, accordingly advertisers or advertising agencies are considered as customers of Itui Online and Itui Online is viewed as the customer of the Group. Revenue arising from this transaction is recognized monthly based on the data publicized on the platforms and pre-agreed sharing portion.

(ii)         Online games technical services

The Group enters into a series of technical cooperation agreements with third party online game operators. Users access to the Group’s platform and purchase in-game virtual items which can then be used in games provided by the third-party online game operators. The Group provides the third-party online game operators with a portal which the online game operators can host the online games. The Group charges the online game operators based on a pre-determined portion of proceeds earned from paying users pursuant to the revenue sharing arrangements for the provision of portal and payment collection service to the online game operators. The third-party online game operators are the principal in the provision of games to users and the Group provides the relevant platform to the game operators, therefore, the game operators are viewed as the customers in these transactions.

The service fees receivable from the third-party online game operators are variable, which are contingent upon future events (future cash proceeds paid by game players), and are recognized when the contingency is met provided that collectability is reasonably assured.

(r)          Sales and marketing expenses

Sales and marketing expenses comprise primarily salaries and benefits of sales and marketing personnel and external advertising and market promotion expenses. The external advertising and market promotion expenses from operations amounted to approximately USD12,551,000, USD29,140,000 and USD29,783,000 for the years ended December 31, 2022, 2023 and 2024, respectively.

(s)           General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including related share-based compensation), depreciation of property and equipment, professional service fees and other administrative expenses.

2.            Summary of significant accounting policies (Continued)

(t)           Research and development costs

The Group incurred research and development costs to develop its acceleration products, live streaming platforms and bandwidth crowdsourcing technologies to enhance the competitive advantages of the Group’s key products. Costs incurred during the research phase are expensed as incurred. Costs incurred for the development of the downloading software, live streaming platforms and bandwidth crowdsourcing technologies prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred. The development costs qualified for capitalization were immaterial for the periods presented.

In addition, the Group incurred other research and development costs in relation to software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented.

(u)          Taxation and uncertain tax positions

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the difference is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The estimation of future taxable income involves significant judgement and estimates. Based on management’s estimated future taxable income, management concluded that it is more likely than not that the net operating losses carried forward cannot be utilized prior to their respective expiration dates. The Group applied the ASC 740 “Income Taxes” regarding uncertain tax positions and evaluated its open tax positions that exist in each jurisdiction for each reporting period. If an uncertain tax position is taken or expected to be taken in a tax return, the tax benefit from that uncertain position is recognized in the Group’s consolidated financial statements if it is more likely than not that the position is sustainable upon examination by the relevant taxing authority. The Group did not have any significant uncertain tax position and there was no effect on its financial condition or results of operations as a result of applying the ASC 740 “Income Taxes”. The Group recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any.

PRC Value-added Tax (“VAT”)

VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. In addition to the product revenues currently subject to VAT at a rate of 13%, the Group’s revenue from subscription, live streaming, cloud computing services and other internet value-added services are subject to VAT at a rate of 6%.

According to the policy of the PRC State Tax Bureau, taxpayers in the productive service industry are entitled to claim 110% and 105% of the input tax incurred as tax credit in determining VAT payable for the years ended December 31, 2022 and 2023, respectively. There was no similar policy for the year ended December 31, 2024.

2.            Summary of significant accounting policies (Continued)

(v)          Employee benefits

Full-time employees of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries, VIE and VIE’s subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts from operations for such employee benefits, which are expensed as incurred, were USD14,266,000, USD16,656,000 and USD16,809,000 for the years ended December 31, 2022, 2023 and 2024, respectively.

(w)         Share-based compensation

The Group measures share-based compensation based on the stock price at the grant date. As the Group has granted restricted shares with service-only condition, the Group elected to recognize compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period, which is generally the same as the vesting period. The amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the award that is vested at that date.

(x)          Government subsidies

The Group receives subsidies from the local PRC government for general use or purchase of equipment. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of comprehensive income. Subsidies for purchase of equipment are recorded as deferred government grant when received, and are recorded as other income over the expected useful life of the assets after the related equipment has been purchased.

(y)          Segment reporting

The Group’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”), who reviews consolidated operating results of the Group when making decisions about allocating resources and assessing performance of the Group as a whole. The Group has internal reporting of revenues, costs and expenses that does not distinguish between segments, and reports revenues by types and costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Management has determined that the Group operates and manages its business as a single segment. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the consolidated statements of comprehensive income/(loss) as consolidated net income. The measure of the single segment assets is reported on the consolidated balance sheets as total consolidated assets.

Total revenues and net income at the consolidated level as disclosed in the Group’s consolidated statements of comprehensive income/(loss) is used by the CODM to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors. The competitive analysis along with the monitoring of budgeted versus actual results are used in assessing performance of the segment and in establishing management’s compensation.

Around 88%, 91% and 79% of total revenues of the Group were derived from mainland China during the year ended December 31, 2022, 2023 and 2024, respectively. In addition, the Group’s long-lived assets are substantially located in the PRC, the amount of long-lived assets attributable to any other individual country was not material as of December 31, 2022, 2023 and 2024. Therefore, no geographical segments are presented.

2.            Summary of significant accounting policies (Continued)

(y)          Segment reporting (Continued)

The table below provides a summary of the Group’s reported segment results at a disaggregated level that were also regularly provided to the CODM for the years ended December 31, 2022, 2023 and 2024:

	Years ended December 31,
(In thousands)	2022	2023	2024
Subscription revenue	100,557	119,343	133,680
Live streaming revenue and others (note a) and	122,372	122,157	86,141
Cloud computing services and product revenue	119,635	123,411	104,584
Total revenues	342,564	364,911	324,405

	Years ended December 31,
(In thousands)	2022	2023	2024
Less:
Bandwidth costs	(104,580)	(112,522)	(101,632)
Employee benefits expenses	(93,099)	(101,373)	(106,541)
Advertising and market promotion expenses	(12,551)	(29,140)	(29,783)
Revenue-sharing costs	(78,636)	(67,302)	(26,797)
Payment handling charges	(6,500)	(8,494)	(12,741)
Depreciation and amortization charges	(1,704)	(4,735)	(4,188)
Cost of inventories sold	(2,228)	(5,911)	(4,162)
Labor outsourcing expenses	(1,739)	(2,008)	(3,658)
Professional service fees	(2,730)	(3,958)	(3,029)
Share‑based compensation expenses	(8,184)	(9,676)	(2,453)
Other segment expenses (note b)	(21,392)	(21,304)	(24,089)
Impairment of goodwill	—	—	(20,748)
Credit loss write-back/(expenses), net	844	(100)	(288)
Interest income	1,898	4,619	4,892
Interest expense	(93)	(1,514)	(728)
Other income, net	13,545	16,904	9,183
Income tax (expenses)/benefits	(4,068)	(4,131)	3,020
Segment net income	21,347	14,266	663

Reconciliation of profit or loss
Adjustment and reconciling items	—	—	—
Consolidated net income	21,347	14,266	663

Notes:

(a)	Others mainly comprised other value-added services such as online advertising, online games and technical services, and rental service.
(b)	Other segment expenses mainly comprised rental expenses, traveling expenses and other administrative expenses.

2.            Summary of significant accounting policies (Continued)

(z)          Net income per share

Net basic income per share is computed by dividing net income attributable to holders of common shares by the weighted - average number of common shares outstanding during the year.

Net diluted income per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted - average number of common and dilutive common equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti-dilutive. Common share equivalents are included for the unvested stock under the treasury stock method.

(aa)        Comprehensive income/ (loss)

Comprehensive income/ (loss) is defined as the change in equity of the Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative translation adjustments.

(bb)        Profit appropriation and statutory reserves

The Group’s subsidiaries, the VIE and VIE’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations. Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

(cc)         Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2022, 2023 and 2024. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

2.            Summary of significant accounting policies (Continued)

(dd)        Recent accounting pronouncements

Recently adopted accounting pronouncements

In June 2022, the FASB issued ASU 2022-03 “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The adoption did not have material impact on the Group’s consolidated financial statements.

In November 2023, new FASB guidance requires incremental disclosures related to a public entity’s reportable segments but does not change the definition of a segment, the method for determining segments, or the criteria for aggregating operating segments into reportable segments. The FASB issued the new guidance primarily to provide financial statement users with more disaggregated expense information about a public entity’s reportable segments. The new guidance is effective for calendar year public entities in 2024 year-end financial statements, and should be adopted retrospectively unless impracticable. Early adoption is permitted. The Company adopted this guidance as of January 1, 2024, and the adoption did not have a material impact on its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This guidance is effective for periods beginning after December 15, 2024, with early adoption permitted.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

The Group is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements.